UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 96.32%
	Consumer Discretionary - 9.52%
	Auto Components - 1.86%
184,700	BorgWarner, Inc.	12,040,593

	Distributors - 0.75%
180,700	LKQ Corp. (a)	4,822,883

	Internet & Catalog Retail - 1.91%
156,800	Expedia, Inc.	12,349,568

	Media - 1.80%
407,127	Lions Gate Entertainment Corp. (b)	11,635,690

	Specialty Retail - 3.20%
211,622	Vitamin Shoppe, Inc. (a)	9,103,978
162,000	Williams-Sonoma, Inc.	11,628,360
		20,732,338
	Total Consumer Discretionary (Cost $49,959,941)	61,581,072

	Consumer Staples - 3.30%
	Food & Staples Retailing - 1.47%
245,700	Whole Foods Market, Inc.	9,491,391

	Food Products - 1.83%
111,400	The JM Smucker Co.	11,871,898
	Total Consumer Staples (Cost $22,494,120)	21,363,289

	Energy - 6.97%
	Energy Equipment & Services - 6.97%
205,300	Baker Hughes, Inc.	15,284,585
111,195	CARBO Ceramics, Inc.	17,137,373
347,978	Forum Energy Technologies Inc. (a)	12,676,839
	Total Energy (Cost $26,689,643)	45,098,797

	Financials - 2.26%
	Capital Markets - 0.70%
48,900	Financial Engines Inc.	2,214,192
186,520	WisdomTree Investments, Inc. (a)	2,305,387
		4,519,579
	Diversified Financial Services - 1.56%
53,300	IntercontinentalExchange Group, Inc.	10,068,370
	Total Financials (Cost $12,475,209)	14,587,949

	Health Care - 24.76%
	Biotechnology - 5.62%
55,000	Alnylam Pharmaceuticals Inc. (a)	3,474,350
149,500	BioMarin Pharmaceutical Inc. (a)	9,300,395
152,300	Cepheid, Inc. (a)	7,301,262
120,200	Gilead Sciences, Inc. (a)	9,965,782
78,897	KYTHERA Biopharmaceuticals, Inc. (a)	3,027,278
110,400	Sarepta Therapeutics, Inc. (a)	3,288,816
		36,357,883
	Health Care Equipment & Supplies - 6.41%
1,428,400	Accuray Inc. (a)	12,569,920
310,721	Align Technology, Inc. (a)	17,412,805
93,263	Baxter International Inc.	6,742,915
160,300	Inogen Inc. (a)	3,616,368
67,263	Oxford Immunotec Global PLC (a)(b)	1,132,036
		41,474,044
	Health Care Technology - 1.81%
93,350	athenahealth Inc. (a)	11,680,886

	Life Sciences Tools & Services - 2.79%
159,700	Agilent Technologies, Inc.	9,173,168
165,500	Charles River Laboratories International, Inc. (a)	8,857,560
		18,030,728
	Pharmaceuticals - 8.13%
323,500	Akorn, Inc. (a)	10,756,375
77,434	Allergan, Inc.	13,103,381
430,600	Hospira, Inc. (a)	22,119,922
44,800	Perrigo Co. PLC (b)	6,530,048
		52,509,726
	Total Health Care (Cost $96,856,833)	160,053,267

	Industrials - 15.27%
	Aerospace & Defense - 1.21%
192,100	Hexcel Corp. (a)	7,856,890

	Commercial Services & Supplies - 2.45%
253,500	Healthcare Servics Group, Inc.	7,463,040
70,805	Stericycle, Inc. (a)	8,384,728
		15,847,768
	Construction & Engineering - 1.54%
288,600	Quanta Services, Inc. (a)	9,979,788

	Electrical Equipment - 2.94%
225,700	AMETEK, Inc.	11,799,596
49,500	Roper Industries, Inc.	7,227,495
		19,027,091
	Electronic Equipment, Instruments & Components - 1.35%
63,100	Acuity Brands, Inc.	8,723,575

	Machinery - 4.78%
198,555	Chart Industries, Inc. (a)	16,428,441
93,800	Pall Corp.	8,009,582
78,600	Proto Labs, Inc. (a)	6,438,912
		30,876,935
	Professional Services - 1.00%
125,000	The Advisory Board Co. (a)	6,475,000
	Total Industrials (Cost $74,122,960)	98,787,047

	Information Technology - 29.43%
	Communications Equipment - 3.58%
273,715	ADTRAN, Inc.	6,175,010
282,200	Juniper Networks, Inc. (a)	6,925,188
127,200	QUALCOMM, Inc.	10,074,240
		23,174,438
	Electronic Equipment, Instruments & Components - 1.80%
62,104	FARO Technologies, Inc. (a)	3,050,548
265,500	National Instruments Corp.	8,599,545
		11,650,093
	Internet Software & Services - 7.49%
91,013	Akamai Technologies, Inc. (a)	5,557,254
51,400	Equinix, Inc. (a)	10,798,626
178,475	Facebook Inc. (a)	12,009,583
23,200	Google Inc. - Class A (a)	13,564,344
11,300	Google Inc. - Class C (a)	6,500,664
		48,430,471
	IT Services - 1.04%
166,745	Teradata Corp. (a)	6,703,149

	Semiconductors & Semiconductor Equipment - 2.00%
206,300	Broadcom Corp. - Class A	7,657,856
200,690	Semtech Corp. (a)	5,248,044
		12,905,900
	Software - 8.64%
63,000	ACI Worldwide, Inc. (a)	3,517,290
15,900	ANSYS, Inc. (a)	1,205,538
316,400	BroadSoft Inc. (a)	8,349,796
145,691	Citrix Systems, Inc. (a)	9,112,972
556,700	Fortinet Inc. (a)	13,989,871
148,300	MICROS Systems, Inc. (a)	10,069,570
174,600	Red Hat, Inc. (a)	9,650,142
		55,895,179
	Technology Hardware, Storage & Peripherals - 4.88%
198,800	Apple Inc.	18,474,484
496,000	EMC Corp.	13,064,640
		31,539,124
	Total Information Technology (Cost $135,897,363)	190,298,354

	Materials - 4.81%
	Chemicals - 4.81%
101,400	Ecolab Inc.	11,289,876
99,963	FMC Corp.	7,116,366
102,000	Monsanto Co.	12,723,480
	Total Materials (Cost $19,651,871)	31,129,722

	TOTAL COMMON STOCKS (Cost $438,147,940)	622,899,497

	SHORT TERM INVESTMENTS - 4.55%
	Investment Company - 4.55%
29,441,523	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	29,441,523
	Total Investment Company	29,441,523

	TOTAL SHORT TERM INVESTMENTS (Cost $29,441,523)	29,441,523

	Total Investments (Cost ($467,589,463) - 100.87%	652,341,020
	Liabilities in Excess of Other Assets - (0.87)%	(5,612,526)
	TOTAL NET ASSETS - 100.00%	$646,728,494

PLC	Public Limited Companyy
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $19,297,774 (2.98% of net assets) at June 30, 2014.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$467,589,463
Gross unrealized appreciation	191,309,799
Gross unrealized depreciation	(6,558,242)
Net unrealized appreciation	$184,751,557

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Dividend Focus Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 89.79%
	Consumer Discretionary - 8.42%
	Automobiles - 2.43%
15,100	General Motors Co.	548,130

	Hotels, Restaurants & Leisure - 3.09%
1,300	Las Vegas Sands Corp.	99,086
3,300	Marriott International, Inc. - Class A	211,530
3,000	McDonald's Corp.	302,220
400	Wynn Resorts Ltd.	83,024
		695,860
	Media - 0.88%
3,700	Comcast Corp.	198,616

	Multiline Retail - 0.93%
3,600	Macys, Inc.	208,872

	Specialty Retail - 1.09%
4,850	Foot Locker, Inc.	245,992
	Total Consumer Discretionary (Cost $1,631,310)	1,897,470

	Consumer Staples - 8.68%
	Beverages - 1.32%
7,000	The Coca Cola Co.	296,520

	Food Products - 4.74%
4,700	General Mills, Inc.	246,938
4,900	Kraft Foods Group, Inc. - Class A	293,755
9,700	Pinnacle Foods Inc.	319,130
4,750	Unilever NV - NV Shares - ADR (b)	207,860
		1,067,683
	Household Products - 2.62%
3,000	The Clorox Co.	274,200
4,000	The Procter & Gamble Co.	314,360
		588,560
	Total Consumer Staples (Cost $1,584,190)	1,952,763

	Energy - 14.86%
	Energy Equipment & Services - 3.02%
2,800	National Oilwell Varco Inc.	230,580
10,600	RPC, Inc.	248,994
1,700	Schlumberger Ltd. (b)	200,515
		680,089
	Oil, Gas & Consumable Fuels - 11.84%
7,050	Enable Midstream Partners, LP (a)	184,639
4,400	EQT Midstream Partners LP.	425,656
3,150	HollyFrontier Corp.	137,623
8,200	Midcoast Energy Partners LP	180,400
3,100	Occidental Petroleum Corp.	318,153
5,000	PBF Logistics LP (a)	137,600
3,400	Phillips 66 Partners LP.	256,904
8,400	Plains GP Holdings LP - Class A	268,716
3,160	Valero Energy Partners LP.	158,980
9,750	Viper Energy Partners LP (a)	329,550
4,300	Western Gas Equity Partners LP.	269,610
		2,667,831
	Total Energy (Cost $2,258,332)	3,347,920

	Financials - 9.41%
	Capital Markets - 0.71%
500	BlackRock, Inc.	159,800

	Commercial Banks - 1.44%
6,150	Wells Fargo & Co.	323,244

	Consumer Finance - 1.72%
4,700	Capital One Financial Corp.	388,220

	Diversified Financial Services - 4.22%
1,900	Berkshire Hathaway Inc. (a)	240,464
3,350	CME Group Inc.	237,682
4,750	JPMorgan Chase & Co.	273,695
2,350	McGraw Hill Financial, Inc.	195,121
		946,962
	Insurance - 1.32%
6,400	Arthur J. Gallagher & Co.	298,240
	Total Financials (Cost $1,862,349)	2,116,466

	Health Care - 11.31%
	Biotechnology - 1.62%
2,550	Gilead Sciences, Inc. (a)	211,420
		211,420
	Pharmaceuticals - 9.69%
6,000	GlaxoSmithKline PLC - ADR (b)	320,880
4,000	Johnson & Johnson	418,480
6,000	Merck & Co., Inc.	347,100
3,350	Novartis AG - ADR - ADR (b)	303,276
6,500	Novo Nordisk A/S - ADR (b)	300,235
6,950	Pfizer Inc.	206,276
5,400	Sanofi - ADR (b)	287,118
		2,183,365
	Total Health Care (Cost $2,143,103)	2,394,785

	Industrials - 10.14%
	Aerospace & Defense - 2.70%
1,500	The Boeing Co.	190,845
12,300	Exelis Inc.	208,854
1,800	United Technologies Corp.	207,810
		607,509
	Airlines - 0.91%
2,550	Delta Air Lines, Inc.	98,736
3,900	Southwest Airlines Co.	104,754
		203,490
	Commercial Services & Supplies - 2.27%
10,000	Pitney Bowes Inc.	276,200
5,250	Waste Management, Inc.	234,833
		511,033
	Industrial Conglomerates - 1.75%
15,000	General Electric Co.	394,200

	Professional Services - 0.91%
4,300	Robert Half International, Inc.	205,282

	Road & Rail - 1.60%
3,500	Norfolk Southern Corp.	360,605
	Total Industrials (Cost $1,784,223)	2,282,119

	Information Technology - 15.18%
	Communications Equipment - 2.56%
10,350	Cisco Systems, Inc.	257,197
4,050	QUALCOMM, Inc.	320,760
		577,957
	IT Services - 1.82%
5,500	Paychex, Inc.	228,580
850	Visa Inc. - Class A	179,104
		407,684
	Semiconductors & Semiconductor Equipment - 3.47%
8,800	Broadcom Corp. - Class A	326,656
14,700	Intel Corp.	454,230
		780,886
	Software - 3.67%
10,200	Activision Blizzard, Inc.	227,460
8,500	Microsoft Corp.	354,450
6,050	Oracle Corp.	245,207
		827,117
	Technology Hardware, Storage & Peripherals - 3.66%
6,720	Apple Inc.	624,490
7,600	EMC Corp.	200,184
		824,674
	Total Information Technology (Cost $2,671,507)	3,418,318

	Materials - 3.21%
	Chemicals - 1.17%
2,700	LyondellBasell Industries NV (b)	263,655

	Metals & Mining - 2.04%
2,650	Freeport-McMoRan Copper & Gold Inc.	96,725
12,000	SunCoke Energy Partners LP.	362,400
		459,125
	Total Materials (Cost $559,333)	722,780

	Telecommunication Services - 1.67%
	Diversified Telecommunications - 1.67%
5,350	AT&T Inc.	189,176
3,800	Verizon Communications Inc.	185,934
	Total Telecommunication Services (Cost $346,889)	375,110

	Utilities - 6.91%
	Electric Utilities - 3.15%
6,900	Exelon Corp.	251,712
5,700	ITC Holdings Corp.	207,936
4,800	NRG Yield, Inc.	249,840
		709,488
	Independent Power and Renewable Electricity Producers - 3.76%
16,265	Abengoa Yield plc (a)(b)	615,142
7,000	Pattern Energy Group Inc.	231,770
		846,912
	Total Utilities (Cost $1,241,485)	1,556,400

	TOTAL COMMON STOCKS (Cost $16,082,721)	20,218,012

	SHORT TERM INVESTMENTS - 9.86%
	Investment Company - 9.86%
2,000,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	2,000,000
221,535	The STIT-Treasury Portfolio - 0.02% (c)	221,535
	Total Investment Company	2,221,535

	TOTAL SHORT TERM INVESTMENTS (Cost $2,221,535)	2,221,535

	Total Investments (Cost ($18,304,256) - 99.65%	22,439,547
	Other Assets in Excess of Liabilities - 0.35%	77,700
	TOTAL NET ASSETS - 100.00%	$22,517,247

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $2,498,681 (11.10% of net assets) at June 30, 2014.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$18,304,256
Gross unrealized appreciation	4,173,847
Gross unrealized depreciation	(38,556)
Net unrealized appreciation	$4,135,291

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Emerging Opportunities Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 98.63%
	Consumer Discretionary - 10.36%
	Hotels, Restaurants & Leisure - 0.79%
196,500	Potbelly Corp. (a)	3,136,140

	Household Durables - 2.14%
208,000	iRobot Corp. (a)	8,517,600

	Leisure Equipment & Products - 1.99%
703,700	Black Diamond, Inc. (a)	7,895,514

	Specialty Retail - 1.83%
475,000	The Tile Shop Holdings, Inc. (a)	7,262,750

	Textiles, Apparel & Luxury Goods - 3.61%
101,700	Oxford Industries, Inc.	6,780,339
206,385	Vince Holding Corp. (a)	7,557,819
		14,338,158
	Total Consumer Discretionary (Cost $35,196,155)	41,150,162

	Consumer Staples - 2.67%
	Food Products - 2.67%
748,975	Boulder Brands, Inc. (a)	10,620,466
	Total Consumer Staples (Cost $9,940,795)	10,620,466

	Health Care - 16.06%
	Biotechnology - 1.54%
83,300	Agios Pharmaceuticals, Inc. (a)	3,816,806
85,000	Foundation Medicine, Inc. (a)	2,291,600
		6,108,406
	Health Care Equipment & Supplies - 10.38%
185,000	Abaxis, Inc.	8,197,350
1,141,800	Accuray Inc. (a)	10,047,840
149,600	ICU Medical, Inc. (a)	9,097,176
238,625	Meridian Bioscience, Inc.	4,925,220
111,675	Neogen Corp. (a)	4,519,487
202,071	Quidel Corp. (a)	4,467,790
		41,254,863
	Health Care Providers & Services - 0.84%
238,259	National Research Corp. (a)(d)	3,333,243

	Health Care Technology - 3.30%
456,103	Omnicell, Inc. (a)	13,094,717

	Total Health Care (Cost $53,004,959)	63,791,229

	Industrials - 16.76%
	Building Products - 2.21%
251,900	Apogee Enterprises, Inc.	8,781,234

	Commercial Services & Supplies - 1.07%
215,700	Heritage-Crystal Clean, Inc. (a)	4,234,191

	Construction & Engineering - 1.80%
282,100	MYR Group Inc. (a)	7,145,593

	Electrical Equipment - 3.69%
100,373	Power Solutions International, Inc. (a)	7,223,845
281,900	Thermon Group Holdings Inc. (a)	7,419,608
		14,643,453
	Machinery - 3.98%
103,700	Proto Labs, Inc. (a)	8,495,104
350,000	voxeljet AG - ADR (a)(b)	7,329,000
		15,824,104
	Professional Services - 4.01%
93,200	Exponent, Inc.	6,907,052
187,500	WageWorks, Inc. (a)	9,039,374
		15,946,426
	Total Industrials (Cost $51,477,950)	66,575,001

	Information Technology - 45.82%
	Communications Equipment - 2.35%
783,000	Ruckus Wireless Inc. (a)	9,325,530

	Electronic Equipment, Instruments & Components - 3.30%
347,900	DTS, Inc. (a)	6,404,839
136,514	FARO Technologies, Inc. (a)	6,705,568
		13,110,407
	Internet Software & Services - 23.15%
91,000	Benefitfocus, Inc. (a)	4,206,020
279,400	comScore Inc. (a)	9,913,112
176,600	Cornerstone OnDemand, Inc. (a)	8,127,132
415,801	E2open, Inc. (a)	8,594,607
134,005	Envestnet, Inc. (a)	6,555,525
1,032,200	Internap Network Services Corp. (a)	7,277,010
306,500	LogMeIn, Inc. (a)	14,289,029
252,950	SPS Commerce Inc. (a)	15,983,910
407,600	Xoom Corp. (a)	10,744,336
1,827,200	Zix Corp. (a)	6,249,024
		91,939,705
	Semiconductors & Semiconductor Equipment - 5.44%
112,704	NVE Corp. (a)(c)(d)	6,265,215
723,350	PDF Solutions, Inc. (a)	15,349,487
		21,614,702
	Software - 11.58%
280,060	Exa Corp. (a)(c)(d)	3,153,476
246,400	Imperva Inc. (a)	6,450,752
400,000	Materialise NV - ADR (a)(b)	4,600,000
400,528	Proofpoint, Inc. (a)	15,003,778
340,533	PROS Holdings, Inc. (a)	9,003,693
222,000	Synchronoss Technologies, Inc. (a)	7,761,120
		45,972,819
	Total Information Technology (Cost $162,462,823)	181,963,163

	Materials - 4.41%
	Chemicals - 1.20%
409,450	Marrone Bio Innovations, Inc. (a)	4,757,809

	Metals & Mining - 3.21%
698,760	Horsehead Holding Corp. (a)	12,759,358
	Total Materials (Cost $14,250,511)	17,517,167

	Telecommunication Services - 2.55%
	Diversified Telecommunication Services - 2.55%
1,251,799	8x8, Inc. (a)	10,114,536
	Total Telecommunication Services (Cost $11,566,639)	10,114,536

	TOTAL COMMON STOCKS (Cost $337,899,832)	391,731,724

	SHORT TERM INVESTMENTS - 1.59%
	Investment Company - 1.59%
6,325,053	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	6,325,053
	Total Investment Company	6,325,053

	TOTAL SHORT TERM INVESTMENTS (Cost $6,325,053)	6,325,053

	Total Investments (Cost ($344,224,885) - 100.22%	398,056,777
	Liabilities in Excess of Other Assets - (0.22)%	(891,279)
	TOTAL NET ASSETS - 100.00%	$397,165,498

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $11,929,000 (3.00% of net assets) at June 30, 2014.
(c)	7-day yield
(d)	Portion of this seecurity deemed illiquid. The total value of this portion amounted to $2,899,308 (0.73% of net assets) at June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$344,224,885
Gross unrealized appreciation	66,414,445
Gross unrealized depreciation	(12,582,553)
Net unrealized appreciation	$53,831,892

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 56.33%
	Consumer Discretionary - 3.13%
	Automobiles - 0.54%
475,000	Ford Motor Co. (b)	8,189,000

	Hotels, Restaurants & Leisure - 1.41%
215,000	McDonald's Corp.	21,659,100

	Media - 1.18%
630,000	Lions Gate Entertainment Corp. (e)	18,005,400
	Total Consumer Discretionary (Cost $46,376,484)	47,853,500

	Consumer Staples - 11.25%
	Beverages - 2.64%
450,000	The Coca Cola Co. (b)	19,062,000
23,600	Diageo PLC - ADR (e)	3,003,572
100,000	Dr. Pepper Snapple Group, Inc.	5,858,000
140,000	PepsiCo, Inc.	12,507,600
		40,431,172
	Food & Staples Retailing - 1.60%
50,000	Costco Wholesale Corp.	5,758,000
125,000	Sysco Corp.	4,681,250
186,000	Wal-Mart Stores, Inc. (b)	13,963,020
		24,402,270
	Food Products - 3.38%
100,000	Campbell Soup Co.	4,581,000
190,000	ConAgra Foods, Inc.	5,639,200
312,000	General Mills, Inc.	16,392,480
85,000	Kellogg Co.	5,584,500
200,000	Kraft Foods Group, Inc. - Class A	11,990,000
115,000	Mondelez International Inc.	4,325,150
70,000	Unilever PLC - ADR (e)	3,171,700
		51,684,030
	Household Products - 3.63%
158,400	The Clorox Co.	14,477,760
30,000	Colgate-Palmolive Co.	2,045,400
150,000	Kimberly-Clark Corp.	16,683,000
285,000	The Procter & Gamble Co.	22,398,150
		55,604,310
	Total Consumer Staples (Cost $138,394,285)	172,121,782

	Energy - 15.55%
	Energy Equipment & Services - 2.06%
165,000	Baker Hughes, Inc.	12,284,250
1,500	Core Laboratories N.V. (b)(e)	250,590
120,000	Schlumberger Ltd. (e)	14,154,000
35,000	Tidewater Inc.	1,965,250
65,000	Transocean Ltd. (e)	2,926,950
		31,581,040
	Oil, Gas & Consumable Fuels - 13.49%
322,175	BP PLC - ADR (e)	16,994,731
146,000	Chevron Corp.	19,060,300
368,000	ConocoPhillips	31,548,639
140,000	Delek Logistics Partners LP	4,832,800
181,250	EQT Midstream Partners LP.	17,534,125
200,000	Exxon Mobil Corp. (b)	20,136,000
100,000	Hess Corp.	9,889,000
390,000	HollyFrontier Corp.	17,039,100
181,400	Kinder Morgan Inc.	6,577,564
150,000	Marathon Oil Corp.	5,988,000
50,000	Marathon Petroleum Corp.	3,903,500
362,100	Midcoast Energy Partners LP	7,966,200
50,000	Phillips 66	4,021,500
290,600	Royal Dutch Shell PLC. - ADR (e)	23,936,722
360,000	Susser Petroleum Partners LP.	16,894,800
		206,322,981
	Total Energy (Cost $156,780,927)	237,904,021

	Financials - 1.39%
	Capital Markets - 0.10%
25,000	Northern Trust Corp. (b)	1,605,250

	Insurance - 1.29%
200,000	The Allstate Corp.	11,744,000
50,000	Arthur J. Gallagher & Co.	2,330,000
60,000	Chubb Corp.	5,530,200
		19,604,200
	Total Financials (Cost $13,964,302)	21,209,450

	Health Care - 5.69%
	Health Care Equipment & Supplies - 1.59%
85,000	Abbott Laboratories	3,476,500
289,200	Baxter International, Inc.	20,909,160
		24,385,660
	Pharmaceuticals - 4.10%
80,000	Eli Lilly & Co.	4,973,600
300,000	GlaxoSmithKline PLC - ADR (e)	16,044,000
200,000	Johnson & Johnson	20,924,000
200,000	Merck & Co., Inc.	11,570,000
200,000	Pfizer Inc.	5,936,000
60,000	Teva Pharmaceutical Industries Ltd. - ADR (e)	3,145,200
		62,592,800
	Total Health Care (Cost $64,950,642)	86,978,460

	Industrials - 5.20%
	Aerospace & Defense - 0.83%
100,000	The Boeing Co.	12,723,000

	Commercial Services & Supplies - 2.36%
816,300	Pitney Bowes Inc. (b)	22,546,206
62,050	Republic Services, Inc.	2,356,039
252,000	Waste Management, Inc.	11,271,960
		36,174,205
	Industrial Conglomerates - 1.72%
1,000,000	General Electric Co.	26,280,000

	Machinery - 0.09%
15,000	Illinois Tool Works Inc.	1,313,400

	Road & Rail - 0.20%
100,000	CSX Corp.	3,081,000
	Total Industrials (Cost $52,482,591)	79,571,605

	Information Technology - 6.77%
	Communications Equipment - 1.62%
1,000,000	Cisco Systems, Inc. (b)	24,850,000

	Electronic Equipment, Instruments & Components - 0.14%
100,000	Corning Inc.	2,195,000

	IT Services - 1.48%
125,000	International Business Machines Corp. (IBM)	22,658,750

	Semiconductors & Semiconductor Equipment - 1.70%
840,000	Intel Corp. (b)	25,956,000

	Software - 1.79%
655,000	Microsoft Corp.	27,313,500

	Technology Hardware, Storage & Peripherals - 0.04%
7,000	Apple Inc. (b)	650,510
	Total Information Technology (Cost $84,909,012)	103,623,760

	Materials - 3.28%
	Chemicals - 1.70%
305,000	The Dow Chemical Co.	15,695,300
125,000	E.I. du Pont de Nemours and Co.	8,180,000
25,000	Eastman Chemical Co. (b)	2,183,750
		26,059,050
	Metals & Mining - 1.58%
200,000	Barrick Gold Corp. (b)(e)	3,660,000
47,500	BHP Billiton Ltd. - ADR (b)(e)	3,251,375
580,000	Newmont Mining Corp. (b)	14,755,200
45,000	Rio Tinto PLC - ADR (e)	2,442,600
		24,109,175
	Total Materials (Cost $47,726,835)	50,168,225

	Telecommunication Services - 3.17%
	Diversified Telecommunications - 3.17%
785,000	AT&T Inc.	27,757,600
425,000	Verizon Communications Inc.	20,795,250
	Total Telecommunication Services (Cost $47,893,948)	48,552,850

	Utilities - 0.90%
	Electric Utilities - 0.13%
50,000	OGE Energy Corp. (b)	1,954,000

	Gas Utilities - 0.25%
152,800	Questar Corp.	3,789,440

	Independent Power and Renewable Electricity Producers - 0.52%
212,835	Abengoa Yield plc (a)(e)	8,049,420
	Total Utilities (Cost $10,219,744)	13,792,860

	TOTAL COMMON STOCKS (Cost $663,698,770)	861,776,513

	REITS - 1.22%
	Financials - 1.22%
	Real Estate Investment Trusts (REITs) - 1.22%
185,000	Digital Realty Trust, Inc.	10,789,200
25,000	Plum Creek Timber Co, Inc.	1,127,500
205,000	Weyerhaeuser Co.	6,783,450
	Total Financials (Cost $18,181,020)	18,700,150

	TOTAL REITS (Cost $18,181,020)	18,700,150

	CONVERTIBLE BONDS - 5.81%
	Consumer Discretionary - 3.17%
	Media - 3.17%
	Lions Gate Entertainment Inc. (c)
2,000,000	4.000%, 01/11/2017	5,538,750
30,000,000	1.250%, 04/15/2018	36,356,249
	Live Nation Entertainment Inc.
6,500,000	2.875%, 07/15/2027	6,495,938
	Total Consumer Discretionary (Cost $38,493,741)	48,390,937

	Health Care - 0.48%
	Health Care Equipment & Supplies - 0.16%
	Alere, Inc.
2,250,000	3.000%, 05/15/2016	2,501,719

	Health Care Providers & Services - 0.32%
	Omnicare Inc.
4,500,000	3.250%, 12/15/2035	4,809,375
	Total Health Care (Cost $6,796,445)	7,311,094

	Industrials - 0.52%
	Air Freight & Logistics - 0.52%
	UTi Worldwide, Inc. (d)(e)(f)
7,500,000	4.500%, 03/01/2019 (Acquired Various Dates, Cost $7,831,847)	8,015,625
	Total Industrials (Cost $7,831,847)	8,015,625

	Information Technology - 1.32%
	Software - 1.32%
	BroadSoft, Inc.
5,500,000	1.500%, 07/01/2018	5,620,313
	Nuance Communications, Inc.
7,500,000	2.750%, 11/01/2031	7,528,125
	Rovi Corp.
7,000,000	2.625%, 02/15/2040	7,100,625
	Total Information Technology (Cost $19,765,663)	20,249,063

	Materials - 0.32%
	Metals & Mining - 0.32%
	Molycorp Inc.
7,500,000	6.000%, 09/01/2017	4,931,250
	Total Materials (Cost $7,500,000)	4,931,250

	TOTAL CONVERTIBLE BONDS (Cost $80,387,696)	88,897,969

	CORPORATE BONDS - 13.76%
	Consumer Discretionary - 3.26%
	Hotels, Restaurants & Leisure - 0.14%
	Marina District Finance Co., Inc.
2,000,000	9.875%, 08/15/2018	2,117,500

	Leisure Equipment & Products - 0.16%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,392,500

	Media - 2.75%
	Lions Gate Entertainment Corp. (c)(e)
30,000,000	5.250%, 08/01/2018	31,050,000
	Live Nation Entertainment Inc. (d)(f)
1,500,000	7.000%, 09/01/2020 (Acquired 8/15/2013, Cost $1,509,375)	1,650,000
	Sirius XM Radio, Inc.(d)(f)
2,000,000	4.250%, 05/15/2020 (Acquired 9/19/2013, Cost $1,869,613)	1,977,500
7,000,000	5.875%, 10/01/2020 (Acquired Various Dates, Cost $7,050,000)	7,420,000
		42,097,500
	Specialty Retail - 0.21%
	Rent-A-Center Inc.
3,000,000	6.625%, 11/15/2020	3,138,750
	Total Consumer Discretionary (Cost $47,656,980)	49,746,250

	Consumer Staples - 0.47%
	Food & Staples Retailing - 0.47%
	The Pantry, Inc.
6,650,000	8.375%, 08/01/2020	7,215,250
	Total Consumer Staples (Cost $6,795,982)	7,215,250

	Energy - 2.98%
	Oil, Gas & Consumable Fuels - 2.93%
	Alpha Natural Resources, Inc.
12,000,000	9.750%, 04/15/2018	11,040,000
	Gulfport Energy Corp.
15,200,000	7.750%, 11/01/2020	16,530,000
	Kodiak Oil & Gas Corp. (e)
4,500,000	8.125%, 12/01/2019	5,006,250
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	5,062,500
	United Refining Co.
6,492,000	10.500%, 02/28/2018	7,124,970
	Total Energy (Cost $43,384,277)	44,763,720

	Health Care - 2.39%
	Health Care Equipment & Services - 0.20%
	Mallinckrodt International Finance S.A. (e)
3,000,000	3.500%, 04/15/2018	3,000,000

	Health Care Providers & Services - 1.08%
	Acadia Healthcare Co., Inc.
1,948,000	12.875%, 11/01/2018	2,337,600
	CHS/Community Health Systems, Inc. (d)(f)
3,000,000	6.875%, 02/01/2022 (Acquired 1/16/2014, Cost $3,095,000)	3,195,000
	Examworks Group, Inc.
10,000,000	9.000%, 07/15/2019	11,050,000
		16,582,600
	Pharmaceuticals - 1.11%
	Salix Pharmaceuticals, Inc. (f)
800,000	6.000%, 01/15/2021	860,000
	Valeant Pharmaceuticals International, Inc. (d)(f)
3,000,000	6.750%, 10/01/2017 (Acquired various dates, Cost $3,105,270)	3,135,000
3,250,000	6.750%, 08/15/2018 (Acquired various dates, Cost $3,318,750) (e)	3,510,000
4,000,000	6.875%, 12/01/2018 (Acquired various dates, Cost $4,140,477)	4,200,000
	Warner Chilcott Corp. (e)
5,000,000	7.750%, 09/15/2018	5,268,950
		16,973,950
	Total Health Care (Cost $34,362,894)	36,556,550

	Industrials - 2.07%
	Aerospace & Defense - 0.90%
	Kratos Defense & Security Solutions, Inc. (d)(f)
5,000,000	7.000%, 05/15/2019 (Acquired various dates, Cost $4,981,140)	5,212,500
	TransDigm, Inc.
6,100,000	7.750%, 12/15/2018	6,529,744
2,000,000	5.500%, 10/15/2020	2,042,800
		13,785,044
	Commercial Services & Supplies - 0.33%
	The ADT Corp.
400,000	6.250%, 10/15/2021	425,000
	R. R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,610,000
		5,035,000
	Construction & Engineering - 0.38%
	Tutor Perini Corp.
5,575,000	7.625%, 11/01/2018	5,888,594

	Machinery - 0.24%
	Mueller Water Products Inc.
3,570,000	7.375%, 06/01/2017	3,645,863

	Road & Rail - 0.22%
	Quality Distribution LLC/QD Capital Corp.
3,150,000	9.875%, 11/01/2018	3,386,250
	Total Industrials (Cost $30,186,702)	31,740,751

	Information Technology - 1.72%
	Cable & Satellite TV - 0.39%
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,706,000	5.250%, 03/15/2021	3,812,548
2,000,000	6.625%, 01/31/2022	2,157,500
		5,970,048
	Internet Software & Services - 0.14%
	Bankrate Inc. (d)(f)
2,000,000	6.125%, 08/15/2018 (Acquired various dates, Cost $2,030,000)	2,132,500

	IT Services - 0.08%
	iGATE Corp. (d)(f)
1,200,000	4.750%, 04/15/2019 (Acquired 3/19/2014, Cost $1,200,000) (d)(f)	1,227,000

	Software - 1.11%
	ACI Worldwide, Inc. (d)(f)
3,750,000	6.375%, 08/15/2020 (Acquired 8/15/2013, Cost $3,750,000)	3,956,250
	Audatex North America, Inc. (d)(f)
6,000,000	6.000%, 06/15/2021 (Acquired various dates, Cost $6,026,250)	6,435,000
	Nuance Communications, Inc. (d)(f)
6,400,000	5.375%, 08/15/2020 (Aquired 05/22/2014, Cost $ 6,488,750)	6,656,000
		17,047,250
	Total Information Technology (Cost $25,117,469)	26,376,798

	Materials - 0.72%
	Chemicals - 0.53%
	Kraton Performance Polymers, Inc.
1,225,000	6.750%, 03/01/2019	1,294,672
	Omnova Solutions, Inc.
2,510,000	7.875%, 11/01/2018	2,644,913
	Tronox Finance Llc.
4,000,000	6.375%, 08/15/2020	4,149,999
		8,089,584
	Construction Materials - 0.14%
	Headwaters, Inc. (d)(f)
2,000,000	7.250%, 01/15/2019 (Acquired 5/12/2013, Cost $2,057,500)	2,125,000

	Metals & Mining - 0.05%
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (d)(f)
750,000	7.375%, 02/01/2020 (Aquired 05/29/2014, Cost $ 789,375)	804,375
	Total Materials (Cost $10,746,973)	11,018,959

	Telecommunication Services - 0.20%
	Diversified Telecommunications - 0.20%
	Consolidated Communications
2,600,000	10.875%, 06/01/2020	3,045,250
	Total Telecommunication Services (Cost $2,783,803)	3,045,250

	TOTAL CORPORATE BONDS (Cost $201,035,080)	210,463,528

	SHORT TERM INVESTMENTS - 22.58%
	Investment Company - 22.58%
150,000,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%, 0.077% (g)	150,000,000
45,453,864	SEI Daily Income Treasury II - Class B - 0.01%, 2.130% (g)	45,453,864
150,000,000	The STIT-Treasury Portfolio - 0.02%, 0.051% (g)	150,000,000
	Total Investment Company	345,453,864

	TOTAL SHORT TERM INVESTMENTS (Cost $345,453,864)	345,453,864

	Total Investments (Cost ($1,308,756,430) - 99.70%	1,525,292,024
	Other Assets in Excess of Liabilities - 0.30%	4,555,893
	TOTAL NET ASSETS - 100.00%	$1,529,847,917

ADR -	American Depository Receipt
PLC -	Public Limited Company
(a)	Non Income Producing
(b)	Portions of these investments are segregated as collateral for open written option contracts.
(c)	Illiquid Security. The total value of these securities amounted to $72,944,999 (4.77% of net assets) at June 30, 2014.
(d)	Restricted security deemed liquid. The total value of restricted securities is $61,651,750 (4.03% of net assets) at June 30, 2014.
(e)	Foreign Issued Security. The total value of these securities amounted to $174,887,085 (11.43% of net assets) at June 30, 2014.
(f)	144A Security. The total value of restricted securities is $62,511,750 (4.09% of net assets) at June 30, 2014.
(g)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$1,308,756,430
Premium on options written	526,275
Gross unrealized appreciation	229,967,868
Gross unrealized depreciation	(14,284,427)
Net unrealized appreciation	$215,683,441

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2014 (Unaudited)

Contracts		Value
	CALL OPTIONS

	Apple Inc.
70	Expiration: July 2014, Exercise Price: $86.43	50,330
	Barrick Gold Corp.
530	Expiration: July 2014, Exercise Price: $19.00	15,370
	BHP Billiton Ltd.:
130	Expiration: August 2014, Exercise Price: $72.50	6,565
216	Expiration: August 2014, Exercise Price: $70.00	24,624
25	Expiration: November 2014, Exercise Price: $70.00	5,175
	Cisco Systems, Inc.
5,000	Expiration: July 2014, Exercise Price: $24.00	440,000
	The Coca Cola Co.
248	Expiration: August 2014, Exercise Price: $42.00	24,304
	Core Laboratories N.V.
10	Expiration: July 2014, Exercise Price: $175.00	600
	Eastman Chem Co.
100	Expiration: December 2014, Exercise Price: $100.00	8,750
	Exxon Mobil Corp.
250	Expiration: July 2014, Exercise Price: $100.00	42,500
	Ford Motor Co.
500	Expiration: December 2014, Exercise Price: $19.00	15,000
	Intel Corp.:
400	Expiration: October 2014, Exercise Price: $28.00	126,000
600	Expiration: October 2014, Exercise Price: $26.00	297,600
	Newmont Mining Corp.:
1,500	Expiration: August 2014, Exercise Price: $25.00	187,500
500	Expiration: August 2014, Exercise Price: $26.00	35,500
100	Expiration: September 2014, Exercise Price: $30.00	1,300
300	Expiration: July 2014, Exercise Price: $25.00	24,000
400	Expiration: July 2014, Exercise Price: $26.00	13,600
	Northern Trust Corp.
250	Expiration: July 2014, Exercise Price: $65.00	22,500
	OGE Energy Corp.
19	Expiration: September 2014, Exercise Price: $40.00	1,710
	Pitney Bowes Inc.
500	Expiration: July 2014, Exercise Price: $30.00	2,500
	Wal-Mart Stores, Inc.
1,000	Expiration: December 2014, Exercise Price: $82.50	33,000
	Total Written Option (Premium received $526,275)	$1,378,428

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements

Buffalo Growth Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 95.59%
	Consumer Discretionary - 12.06%
	Hotels, Restaurants & Leisure - 4.74%
89,400	McDonald's Corp.	9,006,156
442,400	MGM Resorts International (a)	11,679,360
109,800	Starwood Hotels & Resorts Worldwide, Inc.	8,874,036
		29,559,552
	Media - 3.03%
143,900	AMC Networks, Inc. (a)	8,848,411
134,900	Discovery Communications, Inc. - Class A (a)	10,020,372
		18,868,783
	Textiles, Apparel & Luxury Goods - 4.29%
200,900	Lululemon Athletica Inc. (a)	8,132,432
173,800	NIKE, Inc.	13,478,190
86,400	Under Armour, Inc. - Class A (a)	5,139,936
		26,750,558
	Total Consumer Discretionary (Cost $59,403,486)	75,178,893

	Consumer Staples - 7.34%
	Food & Staples Retailing - 4.64%
93,600	Costco Wholesale Corp.	10,778,976
92,300	Walgreen Co.	6,842,199
293,400	Whole Foods Market, Inc.	11,334,042
		28,955,217
	Food Products - 2.70%
96,500	The JM Smucker Co.	10,284,005
174,100	Mondelez International Inc.	6,547,901
		16,831,906
	Total Consumer Staples (Cost $42,618,228)	45,787,123

	Energy - 6.69%
	Energy Equipment & Services - 6.69%
196,520	Baker Hughes, Inc.	14,630,914
102,679	Dril-Quip, Inc. (a)	11,216,654
134550	Schlumberger Ltd. (b)	15,870,172
	Total Energy (Cost $29,558,333)	41,717,740

	Financials - 9.84%
	Capital Markets - 2.92%
40,200	Affiliated Managers Group, Inc. (a)	8,257,080
155,310	Northern Trust Corp.	9,972,455
		18,229,535
	Diversified Financial Services - 6.92%
152,500	CME Group Inc.	10,819,875
54,600	IntercontinentalExchange Group, Inc.	10,313,940
208,500	JPMorgan Chase & Co.	12,013,770
120,100	McGraw Hill Financial, Inc.	9,971,903
		43,119,488
	Total Financials (Cost $45,942,532)	61,349,023

	Health Care - 11.23%
	Health Care Equipment & Supplies - 6.23%
264,400	Abbott Laboratories	10,813,960
315,798	Align Technology, Inc. (a)	17,697,320
142,600	Baxter International, Inc.	10,309,980
		38,821,260
	Life Sciences Tools & Services - 1.18%
138,275	Quintiles Transnational Holdings Inc. (a)	7,368,675

	Pharmaceuticals - 3.82%
95,305	Allergan, Inc.	16,127,512
123,824	Eli Lilly & Co.	7,698,138
		23,825,650
	Total Health Care (Cost $38,660,107)	70,015,585

	Industrials - 18.59%
	Aerospace & Defense - 1.62%
79,600	The Boeing Co.	10,127,508

	Air Freight & Logistics - 1.76%
72,500	FedEx Corp.	10,975,050

	Building Products - 2.61%
144,500	Armstrong World Industries, Inc. (a)	8,298,635
199,825	Fortune Brands Home & Security Inc.	7,979,012
		16,277,647
	Commercial Services & Supplies - 1.37%
72,100	Stericycle, Inc. (a)	8,538,082

	Electrical Equipment - 1.46%
137,600	Emerson Electric Co.	9,131,136

	Industrial Conglomerates - 3.12%
77,400	3M Co.	11,086,776
317,100	General Electric Co.	8,333,388
		19,420,164
	Machinery - 3.99%
200,819	Chart Industries, Inc. (a)	16,615,764
113,700	Pentair PLC (b)	8,200,044
		24,815,808
	Professional Services - 1.61%
96,400	Towers Watson & Co. - Class A	10,047,772

	Trading Companies & Distributors - 1.05%
25,800	W.W. Grainger, Inc.	6,560,166
	Total Industrials (Cost $82,907,795)	115,893,333

	Information Technology - 25.62%
	Communications Equipment - 2.65%
299,000	Cisco Systems, Inc.	7,430,150
114,500	QUALCOMM, Inc.	9,068,400
		16,498,550
	Electronic Equipment, Instruments & Components - 0.96%
184,415	National Instruments Corp.	5,973,202

	Internet Software & Services - 9.44%
86,700	Akamai Technologies, Inc. (a)	5,293,902
168,600	eBay Inc. (a)	8,440,116
52,300	Equinix, Inc. (a)	10,987,707
245,397	Facebook Inc. (a)	16,512,765
13,700	Google Inc. - Class A (a)	8,009,979
16,800	Google Inc. - Class C (a)	9,664,704
		58,909,173
	IT Services - 1.88%
55,500	Visa Inc. - Class A	11,694,405

	Semiconductors & Semiconductor Equipment - 2.95%
308,200	Altera Corp.	10,713,032
207,200	Broadcom Corp. - Class A	7,691,264
		18,404,296
	Software - 1.01%
155,500	Oracle Corp.	6,302,415

	Technology Hardware, Storage & Peripherals - 6.73%
308,000	Apple Inc.	28,622,440
507,600	EMC Corp.	13,370,184
		41,992,624
	Total Information Technology (Cost $101,714,065)	159,774,665

	Materials - 4.22%
	Chemicals - 4.22%
71,200	Ecolab Inc.	7,927,408
62,600	Monsanto Co.	7,808,724
79,700	Praxair, Inc.	10,587,348
	Total Materials (Cost $17,617,988)	26,323,480

	TOTAL COMMON STOCKS (Cost $418,422,534)	596,039,842

	SHORT TERM INVESTMENTS - 4.43%
	Investment Company - 4.43%
27,602,491	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	27,602,491
	Total Investment Company	27,602,491

	TOTAL SHORT TERM INVESTMENTS (Cost $27,602,491)	27,602,491

	Total Investments (Cost ($446,025,025) - 100.02%	623,642,333
	Liabilities in Excess of Other Assets - (0.02)%	(139,574)
	TOTAL NET ASSETS - 100.00%	$623,502,759

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value for thee securites amounted to $ 24,070,217 (3.86% of net assets) at June 30, 2014.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

	Cost of investments	$446,025,025
	Gross unrealized appreciation	183,269,542
	Gross unrealized depreciation	(5,652,234)
	Net unrealized appreciation	$177,617,308

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 5.20%
	Consumer Staples - 0.74%
	Food Products - 0.74%
11,666	Kraft Foods Group, Inc. - Class A	699,377
35,000	Mondelez International Inc.	1,316,350
	Total Consumer Staples (Cost $1,072,872)	2,015,727

	Financials - 2.02%
	Diversified Financial Services - 0.74%
35,000	JPMorgan Chase & Co.	2,016,700

	Real Estate Management & Development - 1.28%
69,501	FirstService Corp. (e)	3,516,056
	Total Financials (Cost $3,463,474)	5,532,756

	Health Care - 2.44%
	Health Care Equipment & Supplies - 0.72%
48,000	Abbott Laboratories	1,963,200

	Pharmaceuticals - 1.72%
48,000	AbbVie, Inc.	2,709,119
19,000	Johnson & Johnson	1,987,780
		4,696,899
	Total Health Care (Cost $3,344,229)	6,660,099

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)(b)(d)	-
	Total Special Purpose Entity (Cost $712,005)	-

	TOTAL COMMON STOCKS (Cost $8,592,580)	14,208,582

	CONVERTIBLE PREFERRED STOCKS - 1.19%
	Health Care - 1.19%
	Health Care Providers & Services - 1.19%
2,500	HealthSouth Corp.	3,252,188
	Total Health Care (Cost $2,563,619)	3,252,188

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,563,619)	3,252,188

	PREFERRED STOCKS - 0.92%
	Financials - 0.92%
	Capital Markets - 0.92%
40,000	AMG Capital Trust I	2,522,500
	Total Financials (Cost $2,535,000)	2,522,500

	TOTAL PREFERRED STOCKS (Cost $2,535,000)	2,522,500

	CONVERTIBLE BONDS - 16.56%
	Consumer Discretionary - 3.61%
	Diversified Consumer Services - 0.38%
	Carriage Services, Inc. (c)(f)
1,000,000	2.750%, 03/15/2021 (Acquired 3/13/2014, Cost $1,000,000)	1,041,880

	Media - 3.23%
	Lions Gate Entertainment Inc.: (b)
1,000,000	4.000%, 01/11/2017	2,769,375
5,000,000	1.250%, 04/15/2018	6,059,375
		8,828,750
	Total Consumer Discretionary (Cost $7,000,000)	9,870,630

	Financials - 0.48%
	Capital Markets - 0.48%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,311,375
	Total Financials (Cost $1,300,076)	1,311,375

	Health Care - 1.49%
	Health Care Equipment & Supplies - 1.49%
	Accuray, Inc.:
500,000	3.750%, 08/01/2016	572,188
1,500,000	3.500%, 02/01/2018	2,663,437
	Alere, Inc.
750,000	3.000%, 05/15/2016	833,906
	Total Health Care (Cost $2,763,021)	4,069,531

	Industrials - 4.56%
	Air Freight & Logistics - 0.59%
	UTi Worldwide, Inc. (c)(e)(f)
1,500,000	4.500%, 03/01/2019 (Acquired Various Dates, Cost $1,604,827)	1,603,125

	Electrical Equipment - 0.73%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	1,987,500

	Machinery - 1.36%
	Chart Industries, Inc.
250,000	2.000%, 08/01/2018	350,469
	The Greenbrier Companies, Inc.
2,000,000	3.500%, 04/01/2018	3,362,500
		3,712,969
	Trading Companies & Distributors - 1.88%
	Titan Machinery, Inc.
3,400,000	3.750%, 05/01/2019	2,985,624
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	2,180,588
		5,166,212
	Total Industrials (Cost $9,618,742)	12,469,806

	Information Technology - 6.42%
	Internet Software & Services - 2.69%
	Cornerstone OnDemand, Inc. (c)(f)
2,000,000	1.500%, 07/01/2018 (Acquired 6/12/2013, Cost $2,000,000)	2,267,500
	Dealertrack Technologies Inc.
3,000,000	1.500%, 03/15/2017	4,031,250
	WebMD Health Corp.
1,000,000	2.500%, 01/31/2018	1,056,250
		7,355,000
	IT Services - 0.95%
	ServiceSource International, Inc. (c)(f)
3,000,000	1.500%, 08/01/2018 (Acquired Various Dates, Cost $3,930,258.51)	2,608,125

	Software - 2.78%
	BroadSoft, Inc.
2,500,000	1.500%, 07/01/2018	2,554,688
	Nuance Communications, Inc.
2,000,000	2.750%, 11/01/2031	2,007,500
	Rovi Corp.
3,000,000	2.625%, 02/15/2040	3,043,125
		7,605,313
	Total Information Technology (Cost $16,197,701)	17,568,438

	TOTAL CONVERTIBLE BONDS (Cost $36,879,540)	45,289,780

	CORPORATE BONDS - 59.75%
	Consumer Discretionary - 18.97%
	Distributors - 0.36%
	LKQ Corp.
1,000,000	4.750%, 05/15/2023	991,000

	Diversified Consumer Services - 1.54%
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	3,217,500
	Service Corp International
1,000,000	4.500%, 11/15/2020	990,000
		4,207,500
	Hotels, Restaurants & Leisure - 1.92%
	Cedar Fair L.P.
600,000	9.125%, 08/01/2018	632,700
	Marina District Finance Co., Inc.
1,000,000	9.875%, 08/15/2018	1,058,750
	Pinnacle Entertainment, Inc.
125,000	7.500%, 04/15/2021	135,000
	Royal Caribbean Cruises Ltd. (e)
1,615,000	7.500%, 10/15/2027	1,849,175
	Speedway Motorsports, Inc.
500,000	6.750%, 02/01/2019	532,500
	Vail Resorts, Inc.
1,000,000	6.500%, 05/01/2019	1,053,125
		5,261,250
	Household Durables - 0.83%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,280,000

	Internet & Catalog Retail - 0.38%
	Netflix Inc. (f)
1,000,000	5.750%, 03/01/2024	1,050,000

	Leisure Equipment & Products - 1.19%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,262,500

	Media - 6.57%
	DreamWorks Animation SKG, Inc. (c)(f)
100,000	6.875%, 08/15/2020 (Acquired 8/7/2013, Cost $100,000)	108,250
	Lamar Media Corp:
250,000	5.875%, 02/01/2022	269,063
250,000	5.000%, 05/01/2023	252,813
250,000	5.375%, 01/15/2024 (Acquired 1/7/2014, Cost $250,000) (c)(f)	260,000
	Lions Gate Entertainment Corp. (b)(e)
7,000,000	5.250%, 08/01/2018	7,244,999
	Live Nation Entertainment Inc: (c)(f)
1,000,000	7.000%, 09/01/2020 (Acquired 08/15/2012, Cost $1,005,625)	1,100,000
2,100,000	5.375%, 06/15/2022 (Acquired Various Dates, Cost $2,107,500)	2,136,750
	MDC Partners Inc: (c)(f)(e)
250,000	6.750%, 04/01/2020 (Acquired 03/15/2013, Cost $250,000)	265,000
	Regal Entertainment Group
2,100,000	5.750%, 06/15/2023	2,168,250
	Sirius XM Radio, Inc: (c)(f)
3,095,000	4.250%, 05/15/2020 (Acquired various dates, Cost $2,899,820)	3,060,181
1,000,000	5.875%, 10/01/2020 (Acquired 9/19/2013, Cost $1,000,000)	1,060,000
		17,925,306
	Specialty Retail - 3.25%
	Outerwall, Inc.
1,000,000	6.000%, 03/15/2019	1,042,500
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,643,750
	Rent-A-Center Inc:
1,750,000	6.625%, 11/15/2020	1,830,938
2,000,000	4.750%, 05/01/2021	1,900,000
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,481,250
		8,898,438
	Textiles, Apparel & Luxury Goods - 2.93%
	Perry Ellis International, Inc.
4,000,000	7.875%, 04/01/2019	4,160,000
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,857,322
		8,017,322
	Total Consumer Discretionary (Cost $48,291,750)	51,893,316

	Consumer Staples - 2.87%
	Beverages - 0.11%
	Cott Beverages, Inc. (c)(f)
300,000	5.375%, 07/01/2022 (Acquired 6/10/2014, Cost $300,000)	301,125

	Food & Staples Retailing - 0.79%
	The Pantry, Inc.
2,000,000	8.375%, 08/01/2020	2,170,000

	Food Products - 2.01%
	Darling International, Inc. (c)(f)
100,000	5.375%, 01/15/2022 (Acquired 12/18/2013, Cost $100,000)	104,125
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022	135,469
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	3,176,250
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,060,000
		5,475,844
	Total Consumer Staples (Cost $7,269,952)	7,946,969

	Energy - 5.44%
	Energy Equipment & Services - 0.45%
	Hornbeck Offshore Services, Inc.
600,000	5.875%, 04/01/2020	624,000
	Parker Drilling Co.:
210,000	7.500%, 08/01/2020	227,850
100,000	6.750%, 07/15/2022 (Acquired 01/7/2014, Cost $100,000) (c)(f)	104,500
	SESI LLC
250,000	7.125%, 12/15/2021	283,125
		1,239,475
	Oil, Gas & Consumable Fuels - 4.99%
	Concho Resources, Inc.
550,000	6.500%, 01/15/2022	609,125
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	106,122
	Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
2,000,000	6.000%, 12/15/2020	2,110,000
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,052,500
	Gulfport Energy Corp.
4,000,000	7.750%, 11/01/2020	4,349,999
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.:
1,861,000	7.375%, 08/01/2021	2,033,143
500,000	5.500%, 06/01/2024	507,500
	United Refining Co.
2,609,000	10.500%, 02/28/2018	2,863,378
		13,631,767
	Total Energy (Cost $13,937,141)	14,871,242

	Health Care - 6.61%
	Health Care Equipment & Services - 1.10%
	Mallinckrodt International Finance S.A. (e)
3,000,000	3.500%, 04/15/2018	3,000,000

	Health Care Equipment & Supplies - 0.23%
	Teleflex, Inc.
600,000	6.875%, 06/01/2019	637,500

	Health Care Providers & Services - 3.75%
	Acadia Healthcare Co., Inc.
1,947,000	12.875%, 11/01/2018	2,336,400
	CHS/Community Health Systems, Inc.:
1,000,000	8.000%, 11/15/2019	1,097,500
2,200,000	7.125%, 07/15/2020	2,384,250
100,000	6.875%, 02/01/2022 (Acquired 1/15/2014, Cost $100,000) (c)(f)	106,500
	Examworks Group, Inc.
3,825,000	9.000%, 07/15/2019	4,226,625
	Tenet Healthcare Corp.
100,000	6.000%, 10/01/2020	108,750
		10,260,025
	Pharmaceuticals - 1.53%
	Salix Pharmaceuticals, Inc. (f)
200,000	6.000%, 01/15/2021	215,000
	Valeant Pharmaceuticals International, Inc. (c)(e)(f)
250,000	6.750%, 08/15/2018 (Acquired 6/27/2013, Cost $250,000)	270,000
	Warner Chilcott Co. LLC / Warner Chilcott Finance LLC. (e)
3,500,000	7.750%, 09/15/2018	3,688,265
		4,173,265
	Total Health Care (Cost $16,717,370)	18,070,790

	Industrials - 16.17%
	Aerospace & Defense - 7.06%
	AAR Corp.
3,000,000	7.250%, 01/15/2022	3,299,999
	B/E Aerospace Inc.
1,000,000	5.250%, 04/01/2022	1,093,750
	DigitalGlobe Inc.
3,000,000	5.250%, 02/01/2021	2,985,000
	Kratos Defense & Security Solutions, Inc. (c)(f)
2,000,000	7.000%, 05/15/2019 (Acquired Various Dates, Cost $2,212,160)	2,085,000
	LMI Aerospace, Inc. (c)(f)
1,000,000	7.375%, 07/15/2019 (Acquired 6/12/2014, Cost $1,027,500)	1,027,500
	TransDigm, Inc.:
2,000,000	7.750%, 12/15/2018	2,140,900
1,000,000	5.500%, 10/15/2020	1,021,400
1,000,000	7.500%, 07/15/2021	1,112,500
250,000	6.000%, 07/15/2022 (Acquired 5/20/2014, Cost $250,000) (c)(f)	257,188
	Triumph Group Inc.:
4,000,000	4.875%, 04/01/2021	4,009,999
250,000	5.250%, 06/01/2022 (Acquired 5/19/2014, Cost $250,000) (c)(f)	251,563
		19,284,799
	Commercial Services & Supplies - 3.53%
	The ADT Corp.
1,100,000	6.250%, 10/15/2021	1,168,750
	Casella Waste Systems, Inc.
3,410,000	7.750%, 02/15/2019	3,580,500
	Clean Harbors, Inc.
100,000	5.250%, 08/01/2020	103,625
	Covanta Holding Corp.:
1,000,000	7.250%, 12/01/2020	1,095,000
250,000	5.875%, 03/01/2024	259,688
	R. R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,457,500
		9,665,063
	Construction & Engineering - 1.61%
	MasTec, Inc.
500,000	4.875%, 03/15/2023	495,000
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,908,125
		4,403,125
	Machinery - 0.75%
	Mueller Water Products Inc.
2,000,000	7.375%, 06/01/2017	2,042,500

	Professional Services - 1.37%
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,747,344

	Road & Rail - 1.07%
	Quality Distribution LLC/QD Capital Corp.
2,722,000	9.875%, 11/01/2018	2,926,150

	Trading Companies & Distributors - 0.78%
	Fly Leasing Ltd. (e)
2,000,000	6.750%, 12/15/2020	2,135,000
	Total Industrials (Cost $41,846,276)	44,203,981

	Information - 0.80%
	Telecommuincation Services - 0.80%
	tw telecom inc.:
750,000	5.375%, 10/01/2022	823,125
1,250,000	5.375%, 10/01/2022	1,371,875
	Total Information (Cost $1,950,199)	2,195,000

	Information Technology - 6.47%
	Cable & Satellite TV - 0.83%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,263,250

	Electronic Equipment, Instruments & Components - 0.57%
	Anixter Inc.
500,000	5.625%, 05/01/2019	539,375
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	1,028,750
		1,568,125
	Internet Software & Services - 1.80%
	Bankrate Inc. (c)(f)
3,250,000	6.125%, 08/15/2018 (Acquired Various Dates, Cost $3,281,984.15)	3,465,312
	Equinix, Inc.
250,000	7.000%, 07/15/2021	277,188
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020	1,196,250
		4,938,750
	IT Services - 1.15%
	iGATE Corp. (c)(f)
300,000	4.750%, 04/15/2019 (Acquired 3/19/2014, Cost $300,000)	306,750
	NeuStar, Inc.
3,250,000	4.500%, 01/15/2023	2,827,500
		3,134,250
	Semiconductors & Semiconductor Equipment - 0.85%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	588,786
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,737,549
		2,326,335
	Software - 1.27%
	ACI Worldwide, Inc. (c)(f)
1,250,000	6.375%, 08/15/2020 (Acquired 8/15/2013, Cost $1,250,000)	1,318,750
	Activision Blizzard, Inc. (c)(f)
500,000	5.625%, 09/15/2021 (Acquired 9/12/2013, Cost $500,000)	540,000
	Audatex North America, Inc. (c)(f)
1,500,000	6.000%, 06/15/2021 (Acquired Various Dates, Cost $1,508,750)	1,608,750
		3,467,500
	Total Information Technology (Cost $16,469,796)	17,698,210

	Materials - 1.95%
	Construction Materials - 1.36%
	Headwaters, Inc.:
2,000,000	7.250%, 01/15/2019 (Acquired 12/5/2013, Cost $2,057,500) (c)(f)	2,125,000
1,500,000	7.625%, 04/01/2019	1,608,750
		3,733,750
	Metals & Mining - 0.59%
	Steel Dynamics, Inc.:
250,000	6.125%, 08/15/2019	273,125
500,000	7.625%, 03/15/2020	538,125
500,000	5.250%, 04/15/2023	520,000
	Suncoke Energy, Inc. (c)(f)
250,000	7.375%, 02/01/2020 (Acquired 4/29/2014, Cost $263,125)	268,125
		1,599,375
	Total Materials (Cost $5,132,560)	5,333,125

	Telecommunication Services - 0.43%
	Diversified Telecommunications - 0.43%
	Consolidated Communications
1,000,000	10.875%, 06/01/2020	1,171,250
	Total Telecommunication Services (Cost $1,068,709)	1,171,250

	TOTAL CORPORATE BONDS (Cost $152,683,753)	163,383,883

	BANK LOANS - 0.73%
	Health Care - 0.37%
	Health Care Equipment & Services - 0.37%
1,000,000	Mallinckrodt International Finance S.A. (b)	1,001,405
	Total Health Care (Cost $1,001,250)	1,001,405

	Information Technology - 0.37%
	Internet Software & Services - 0.37%
1,000,000	Dealertrack Technologies Inc. (b)	1,000,210
	Total Information Technology (Cost $1,001,250)	1,000,210

	TOTAL BANK LOANS (Cost $2,002,500)	2,001,615

	SHORT TERM INVESTMENTS - 15.32%
	Investment Company - 15.32%
26,500,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (g)	26,500,000
15,379,589	The STIT-Treasury Portfolio - 0.02% (g)	15,379,589
	Total Investment Company	41,879,589

	TOTAL SHORT TERM INVESTMENTS (Cost $41,879,589)	41,879,589

	Total Investments (Cost ($247,136,581) - 99.67%	272,538,137
	Other Assets in Excess of Liabilities - 0.33%	907,987
	TOTAL NET ASSETS - 100.00%	$273,446,124

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $18,075,364 (6.62% of net assets) at June 30, 2014.
(c)	Restricted security deemed liquid. The total value of restricted securities is $29,650,999 (10.84% of net assets) at June 30, 2014.
(d)	Fair Valued Security. The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2014.
(e)	Foreign Issued Security. The total value of these securities amounted to $23,571,621 (8.62% of net assets) at June 30, 2014.
(f)	144A Security. The total value of these securities is $30,915,999 (11.31% of net assets) at June 30, 2014.
(g)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$247,136,581
Gross unrealized appreciation	26,770,667
Gross unrealized depreciation	(1,369,111)
Net unrealized appreciation	$25,401,556

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 90.83%
	Belgium - 1.27%
	Beverages - 1.27%
26,500	Anheuser-Busch InBev N.V.	3,044,434
	Total Belgium (Cost $2,693,200)	3,044,434

	Bermuda - 0.97%
	Pharmaceuticals - 0.97%
3,804,000	Sihuan Pharmaceutical Holdings Group Ltd.	2,326,455
	Total Bermuda (Cost $1,159,917)	2,326,455

	Brazil - 2.90%
	Beverages - 1.29%
440,000	Ambev SA - ADR	3,097,600

	Diversified Financial Services - 0.40%
184,320	BM&F Bovespa SA	970,193

	Health Care Providers & Services - 0.46%
145,000	Fleury SA	1,105,793

	Wireless Telecommunication Services - 0.75%
62,130	Tim Participacoes SA - ADR	1,803,634
	Total Brazil (Cost $6,855,806)	6,977,220

	Canada - 1.15%
	Road & Rail - 1.15%
15,300	Canadian Pacific Railway Ltd.	2,771,442
	Total Canada (Cost $1,946,352)	2,771,442

	Cayman Islands - 0.84%
	Life Sciences Tools & Services - 0.84%
61,600	WuXi PharmaTech Cayman, Inc. - ADR(a)	2,024,176
	Total Cayman Islands (Cost $1,466,003)	2,024,176

	Chile - 1.10%
	Beverages - 1.10%
112,507	Cia Cervecerias Unidas SA - ADR	2,634,914
	Total Chile (Cost $2,626,537)	2,634,914

	China - 0.98%
	Automobiles - 0.48%
310,000	Great Wall Motor Company Ltd. - Class H	1,151,941

	Gas Utilities - 0.50%
166,000	ENN Energy Holdings Ltd.	1,192,996
	Total China (Cost $1,694,184)	2,344,937

	France - 13.96%
	Beverages - 1.12%
22,500	Pernod-Ricard SA	2,701,972

	Chemicals - 1.43%
25,520	Air Liquide SA	3,445,532

	Electrical Equipment - 1.06%
27,000	Schneider Electric	2,541,764

	Energy Equipment & Services - 0.98%
21,500	Technip SA	2,351,958

	Food Products - 2.29%
33,100	Danonne S.A.	2,458,365
21,003	Naturex	1,921,416
8,073	Vilmorin & Cie S.A.	1,090,844
		5,470,625
	Hotels, Restaurants & Leisure - 0.87%
40,000	Accor SA	2,080,789

	Internet Software & Services - 0.87%
62,000	Criteo SA - ADR(a)	2,093,740

	Machinery - 0.79%
42,500	Vallourec S.A.	1,903,276

	Media - 1.02%
298,000	Havas SA	2,447,085

	Software - 1.10%
20,600	Dassault Systemes S.A.	2,650,385

	Textiles, Apparel & Luxury Goods - 1.43%
15,200	Kering	3,333,260
13,000	LVMH Moet Hennessy Louis Vuitton SA	2,506,367
		5,839,627
	Total France (Cost $30,734,769)	33,526,753

	Germany - 17.93%
	Chemicals - 3.02%
23,300	Linde A.G.	4,954,800
42,000	Symrise AG	2,288,635
		7,243,435
	Electronic Equipment, Instruments & Components - 0.98%
143,711	Jenoptik AG	2,342,708

	Food Products - 0.47%
3,200	KWS Saat AG	1,128,303

	Health Care Providers & Services - 2.04%
32,800	Fresenius SE & Co. KGaA	4,891,031

	Household Products - 1.46%
34,900	Henkel AG & Co. KGaA	3,512,461

	Industrial Conglomerates - 1.63%
29,700	Siemens A.G. -ADR	3,922,450

	Insurance - 1.68%
18,200	Muenchener Rueckversicherungs-Gesellschaft AG.	4,034,753

	Machinery - 1.76%
69,900	KUKA AG	4,232,477

	Pharmaceuticals - 1.92%
26,600	Bayer AG	3,757,072
6,000	Bayer AG - ADR	847,620
		4,604,692
	Software - 1.74%
54,300	SAP AG - ADR	4,181,100

	Textiles, Apparel & Luxury Goods - 1.23%
29,200	Adidas AG	2,957,585
	Total Germany (Cost $34,908,413)	43,050,995

	Hong Kong - 5.73%
	Gas Utilities - 0.55%
420,000	China Resources Gas Group Ltd.	1,322,254

	Industrial Conglomerates - 3.43%
380,000	Beijing Enterprise Holdings Ltd.	3,596,331
44,184	Jardine Matheson Holding Ltd.	2,620,553
56,695	Jardine Strategic Holdings Ltd.	2,025,712
		8,242,596
	Oil, Gas & Consumable Fuels - 0.86%
1,246,000	Kunlun Energy Company Ltd.	2,054,588

	Pharmaceuticals - 0.40%
1,188,000	Sino Biopharmaceutical Ltd.	962,614

	Specialty Retail - 0.49%
530,750	L'occitane International.	1,186,079
	Total Hong Kong (Cost $11,511,709)	13,768,131

	India - 1.44%
	Pharmaceuticals - 1.44%
80,000	Dr. Reddy's Laboratories Ltd. - ADR	3,452,000
	Total India (Cost $2,701,570)	3,452,000

	Ireland - 1.56%
	Pharmaceuticals - 1.56%
16,800	Actavis plc(a)	3,747,240
	Total Ireland (Cost $2,851,019)	3,747,240

	Israel - 0.97%
	Pharmaceuticals - 0.97%
44,600	Teva Pharmaceutical Industries Ltd. - ADR	2,337,932
	Total Israel (Cost $2,139,649)	2,337,932

	Italy - 1.65%
	Beverages - 0.93%
260,000	Davide Campari-Milano SpA	2,250,035

	Commercial Services & Supplies - 0.72%
999,053	Moleskine S.p.A.(a)	1,722,316
	Total Italy (Cost $4,301,107)	3,972,351

	Japan - 3.81%
	Beverages - 0.42%
32,000	Asahi Group Holdings Ltd.	1,004,491

	Electronic Equipment, Instruments & Components - 1.11%
15,000	MURATA MANUFACTURING CO, LTD.	1,403,830
30,000	Omron Corp.	1,264,498
		2,668,328
	Machinery - 1.78%
14,000	FANUC CORP.	2,414,294
80,000	Komatsu LTD.	1,857,361
		4,271,655
	Wireless Telecommunication Services - 0.50%
16,200	Softbank Corp.	1,206,225
	Total Japan (Cost $8,875,468)	9,150,699

	Netherlands - 5.99%
	Air Freight & Logistics - 0.89%
235,000	TNT Express NV	2,127,003

	Food Products - 1.18%
64,700	Unilever N.V. NY Shares - ADR	2,831,272

	IT Services - 1.74%
152,499	InterXion Holding NV(a)	4,175,422

	Semiconductors & Semiconductor Equipment - 1.17%
30,241	ASML Holding NV NY Shares - ADR	2,820,578

	Software - 1.01%
23,500	Gemalto NV	2,435,917
	Total Netherlands (Cost $12,292,562)	14,390,192

	Norway - 1.78%
	Commercial Services & Supplies - 0.53%
157,000	Tomra Systems ASA	1,277,224

	Diversified Telecommunication Services - 1.00%
105,000	Telenor ASA	2,391,402

	Internet Software & Services - 0.25%
44,681	Opera Software Sa	595,858
	Total Norway (Cost $3,971,669)	4,264,484
	Republic of Korea - 0.44%
	Semiconductors & Semiconductor Equipment - 0.44%
800	Samsung Electronic Co., Ltd.	1,045,266
	Total Republic of Korea (Cost $894,090)	1,045,266
	Singapore - 1.46%
	Semiconductors & Semiconductor Equipment - 1.46%
48,770	Avago Technologies Ltd.	3,514,854
	Total Singapore (Cost $1,750,830)	3,514,854

	Spain - 0.86%
	Specialty Retail - 0.86%
13,500	Inditex S.A.	2,077,776
	Total Spain (Cost $1,360,312)	2,077,776

	Sweden - 1.45%
	Communications Equipment - 1.45%
289,000	Telefonaktirbolaget LM Ericsson - ADR	3,491,120
	Total Sweden (Cost $3,510,404)	3,491,120

	Switzerland - 8.30%
	Capital Markets - 2.04%
141,900	GAM Holding AG	2,704,229
53,337	Julius Baer Group Ltd.	2,198,918
		4,903,147
	Chemicals - 0.98%
31,500	Syngenta AG - ADR	2,356,200

	Insurance - 1.63%
44,000	Swiss Re AG	3,914,750

	Pharmaceuticals - 0.81%
2,000	Roche Holding AG	596,527
36,000	Roche Holding AG - ADR	1,342,800
		1,939,327
	Specialty Retail - 1.66%
22,000	Dufry AG(a)	3,999,098

	Textiles, Apparel & Luxury Goods - 1.18%
27,000	Cie Financiere Richemont SA	2,833,051
	Total Switzerland (Cost $16,802,887)	19,945,573

	Taiwan, Province of China - 1.44%
	Semiconductors & Semiconductor Equipment - 1.44%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,449,801
	Total Taiwan, Province of China (Cost $2,178,768)	3,449,801

	United Kingdom - 12.85%
	Beverages - 2.75%
32,800	Diageo PLC - ADR	4,174,456
42,000	SABMiller PLC.	2,435,241
		6,609,697
	Capital Markets - 2.43%
371,250	Aberdeen Asset Management PLC	2,883,872
36,500	Schroders PLC	1,565,392
42,164	Schroders PLC -Non Voting	1,391,227
		5,840,491
	Health Care Equipment & Supplies - 1.28%
34,400	Smith & Nephew PLC. - ADR	3,071,232

	Hotels, Restaurants & Leisure - 2.49%
95,000	InterContinental Hotels Group PLC	3,936,114
205,085	Millennium & Copthorne Hotels PLC	2,042,707
		5,978,821
	Internet Software & Services - 0.93%
172,600	Telecity Group PLC	2,227,211

	Media - 2.12%
120,600	Liberty Global plc - Serices C(a)	5,102,586

	Textiles, Apparel & Luxury Goods - 0.85%
80,000	Burberry Group PLC	2,030,394
	Total United Kingdom (Cost $25,078,368)	30,860,432

	TOTAL COMMON STOCKS (Cost $184,305,593)	218,169,177

	PREFERRED STOCKS - 0.34%
	Brazil - 0.34%
	Oil, Gas & Consumable Fuels - 0.34%
52,800	Petroleo Brasileiro S.A. - ADR	825,792
	Total Brazil (Cost $1,475,728)	825,792

	TOTAL PREFERRED STOCKS (Cost $1,475,728)	825,792

	RIGHTS - 0.03%
21,000	Naturex (a)	74,572
	TOTAL RIGHTS (Cost $49,286)	74,572

	SHORT TERM INVESTMENTS - 7.52%
	Investment Company - 7.52%
18,073,698	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	18,073,698
	Total Investment Company	18,073,698

	TOTAL SHORT TERM INVESTMENTS (Cost $18,073,698)	18,073,698

	Total Investments (Cost ($203,904,305) - 98.72%	237,143,239
	Other Assets in Excess of Liabilities - 1.28%	3,079,052
	TOTAL NET ASSETS - 100.00%	$240,222,291

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

	Cost of investments	$203,904,305
	Gross unrealized appreciation	36,993,192
	Gross unrealized depreciation	(3,754,258)
	Net unrealized appreciation	$33,238,934

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of June 30, 2014, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Air Freight & Logistics	2,127,003	0.89%
Automobiles	1,151,941	0.48%
Beverages	21,343,143	8.89%
Capital Markets	10,743,638	4.47%
Chemicals	13,045,167	5.43%
Commercial Services & Supplies	2,999,540	1.25%
Communications Equipment	3,491,120	1.45%
Diversified Financial Services	970,193	0.40%
Diversified Telecommunication Services	2,391,402	1.00%
Electrical Equipment	2,541,764	1.06%
Electronic Equipment, Instruments & Components	5,011,036	2.09%
Energy Equipment & Services	2,351,958	0.98%
Food Products	9,430,200	3.93%
Gas Utilities	2,515,250	1.05%
Health Care Equipment & Supplies	3,071,232	1.28%
Health Care Providers & Services	5,996,824	2.50%
Hotels, Restaurants & Leisure	8,059,610	3.36%
Household Products	3,512,461	1.46%
Industrial Conglomerates	12,165,046	5.06%
Insurance	7,949,503	3.31%
Internet Software & Services	4,916,809	2.05%
IT Services	4,175,422	1.74%
Life Sciences Tools & Services	2,024,176	0.84%
Machinery	10,407,408	4.33%
Media	7,549,671	3.14%
Oil, Gas & Consumable Fuels	2,054,588	0.86%
Pharmaceuticals	19,370,260	8.06%
Road & Rail	2,771,442	1.15%
Semiconductors & Semiconductor Equipment	10,830,499	4.51%
Software	9,267,402	3.86%
Specialty Retail	7,262,953	3.02%
Textiles, Apparel & Luxury Goods	13,660,657	5.69%
Wireless Telecommunication Services	3,009,859	1.25%
Total Common Stocks	218,169,177	90.82%

Preferred Stocks
Oil, Gas & Consumable Fuels	825,792	0.34%
Total Preferred Stocks	825,792	0.34%

Rights
	74,572	0.03%
Total Rights	74,572	0.03%

Short Term Investments
Investment Company	18,073,698	7.52%
Total Short Term Investments	18,073,698	7.52%

Total Investments	237,143,239	98.72%
Other Assets in Excess of Liabilities	3,079,052	1.28%
TOTAL NET ASSETS	$240,222,291	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 98.03%
	Consumer Discretionary - 19.28%
	Hotels, Restaurants & Leisure - 2.47%
12,650	Marriott International, Inc. - Class A	810,865

	Internet & Catalog Retail - 1.98%
2,000	Amazon.com, Inc. (a)	649,560

	Media - 5.65%
7,000	Charter Communications, Inc. (a)	1,108,659
10,100	Discovery Communications, Inc. - Class A (a)	750,228
		1,858,887
	Specialty Retail - 4.52%
9,950	Restoration Hardware Holdings Inc. (a)	925,848
10,500	TJX Companies, Inc.	558,075
		1,483,923
	Textiles, Apparel & Luxury Goods - 4.66%
10,900	Coach, Inc.	372,671
12,250	Lululemon Athletica, Inc. (a)	495,880
8,550	NIKE, Inc.	663,053
		1,531,604
	Total Consumer Discretionary (Cost $5,398,840)	6,334,839

	Consumer Staples - 4.32%
	Food & Staples Retailing - 4.32%
6,600	Costco Wholesale Corp.	760,056
17,100	Whole Foods Market, Inc.	660,573
	Total Consumer Staples (Cost $1,145,408)	1,420,629

	Energy - 6.18%
	Energy Equipment & Services - 6.18%
10,500	National Oilwell Varco Inc.	864,675
9,879	Schlumberger Ltd. (b)	1,165,228
	Total Energy (Cost $1,084,615)	2,029,903

	Financials - 10.79%
	Capital Markets - 2.93%
11,400	T. Rowe Price Group Inc.	962,274

	Diversified Financial Services - 7.86%
7,475	American Express Co.	709,153
8,600	CME Group Inc.	610,170
3,575	IntercontinentalExchange Group, Inc.	675,318
7,100	McGraw Hill Financial, Inc.	589,513
		2,584,154
	Total Financials (Cost $2,763,946)	3,546,428

	Health Care - 16.32%
	Biotechnology - 6.73%
14,700	BioMarin Pharmaceutical Inc. (a)	914,487
9,200	Cepheid, Inc. (a)	441,048
10,300	Gilead Sciences, Inc. (a)	853,973
		2,209,508
	Health Care Technology - 3.60%
4,500	athenahealth Inc. (a)	563,085
12,000	Cerner Corp. (a)	618,960
		1,182,045
	Pharmaceuticals - 5.99%
24,725	Hospira, Inc. (a)	1,270,123
4,800	Perrigo Co. PLC (b)	699,648
		1,969,771
	Total Health Care (Cost $4,129,775)	5,361,324

	Industrials - 11.09%
	Aerospace & Defense - 5.09%
7,600	The Boeing Co.	966,948
2,800	Precision Castparts Corp.	706,720
		1,673,668
	Air Freight & Logistics - 1.80%
3,900	FedEx Corp.	590,382

	Construction & Engineering - 1.44%
6,150	Fluor Corp.	472,935

	Road & Rail - 2.76%
9,100	Union Pacific Corp.	907,725
	Total Industrials (Cost $1,869,887)	3,644,710

	Information Technology - 25.27%
	Communications Equipment - 4.44%
25,900	Juniper Networks, Inc. (a)	635,586
10,400	QUALCOMM, Inc.	823,680
		1,459,266
	Internet Software & Services - 10.84%
18,600	eBay Inc. (a)	931,115
3,950	Equinix, Inc. (a)	829,856
7,000	Facebook Inc. (a)	471,030
1,145	Google Inc. - Class A (a)	669,447
1,145	Google Inc. - Class C (a)	658,696
		3,560,144
	IT Services - 2.05%
3,200	Visa Inc. - Class A	674,272

	Semiconductors & Semiconductor Equipment - 2.20%
20,800	Altera Corp.	723,008

	Software - 3.48%
9,550	Citrix Systems, Inc. (a)	597,353
13,440	Oracle Corp.	544,723
		1,142,076
	Technology Hardware, Storage & Peripherals - 2.26%
7,995	Apple Inc.	742,975
	Total Information Technology (Cost $5,497,754)	8,301,741

	Materials - 4.78%
	Chemicals - 4.78%
6,000	Monsanto Co.	748,440
6,200	Praxair, Inc.	823,608
	Total Materials (Cost $1,003,876)	1,572,048

	TOTAL COMMON STOCKS (Cost $22,894,101)	32,211,622

	SHORT TERM INVESTMENTS - 1.98%
	Investment Company - 1.98%
651,532	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	651,532
	Total Investment Company	651,532

	TOTAL SHORT TERM INVESTMENTS (Cost $651,532)	651,532

	Total Investments (Cost ($23,545,633) - 100.01%	32,863,154
	Liabilities in Excess of Other Assets - (0.01)%	(2,910)
	TOTAL NET ASSETS - 100.00%	$32,860,244

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $1,864,876 (5.68% of net assets) at June 30, 2014.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$23,545,633
Gross unrealized appreciation	10,084,540
Gross unrealized depreciation	(767,019)
Net unrealized appreciation	$9,317,521

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 99.00%
	Consumer Discretionary - 27.75%
	Auto Components - 4.33%
114,600	Autoliv, Inc.	12,214,068
218,175	BorgWarner, Inc.	14,222,827
		26,436,895
	Distributors - 1.74%
398,375	LKQ Corp. (a)	10,632,629

	Hotels, Restaurants & Leisure - 3.01%
129,050	Dunkin Brands Group Inc.	5,911,781
256,100	Life Time Fitness, Inc. (a)	12,482,314
		18,394,095
	Household Durables - 2.30%
130,450	Harman International Industries, Inc.	14,014,244

	Internet & Catalog Retail - 1.83%
141,775	Expedia, Inc.	11,166,199

	Leisure & Products - 1.39%
65,325	Polaris Industries Inc.	8,507,928

	Media - 3.83%
156,100	AMC Networks, Inc. (a)	9,598,589
482,575	Lions Gate Entertainment Corp. (b)	13,791,994
		23,390,583
	Specialty Retail - 6.70%
145,575	Restoration Hardware Holdings Inc. (a)	13,545,753
92,150	Tractor Supply Co.	5,565,860
247,825	Urban Outfitters, Inc. (a)	8,391,355
186,025	Williams-Sonoma, Inc.	13,352,874
		40,855,842
	Textiles, Apparel & Luxury Goods - 2.62%
269,025	Under Armour, Inc. - Class A (a)	16,004,297
	Total Consumer Discretionary (Cost $109,197,006)	169,402,712

	Consumer Staples - 4.49%
	Beverages - 1.97%
53,775	The Boston Beer Co, Inc. - Class A (a)	12,019,788

	Food Products - 2.52%
474,700	WhiteWave Foods Co. (a)	15,366,039
	Total Consumer Staples (Cost $21,963,764)	27,385,827

	Energy - 4.73%
	Energy Equipment & Services - 4.73%
88,925	CARBO Ceramics, Inc.	13,705,121
417,050	Forum Energy Technologies Inc. (a)	15,193,132
	Total Energy (Cost $15,746,734)	28,898,253

	Financials - 13.47%
	Capital Markets - 5.06%
73,550	Affiliated Managers Group, Inc. (a)	15,107,170
175,600	Financial Engines Inc.	7,951,168
121,950	Northern Trust Corp.	7,830,410
		30,888,748
	Diversified Financial Services - 8.41%
219,975	CME Group Inc.	15,607,225
112,725	MarketAxess Holdings, Inc.	6,093,914
132,650	Moody's Corp.	11,628,099
116,850	Morningstar, Inc.	8,390,999
209,700	MSCI, Inc. (a)	9,614,745
		51,334,982
	Total Financials (Cost $53,462,211)	82,223,730

	Health Care - 10.11%
	Health Care Equipment & Supplies - 1.71%
186,550	Align Technology, Inc. (a)	10,454,262

	Health Care Technology - 1.00%
118,475	Cerner Corporation (a)	6,110,941

	Life Sciences Tools & Services - 3.37%
75,350	Illumina, Inc. (a)	13,452,989
76,725	Techne Corp.	7,102,433
		20,555,422
	Pharmaceuticals - 4.03%
267,150	Hospira, Inc. (a)	13,723,495
74,775	Perrigo Co. PLC (b)	10,899,204
		24,622,699
	Total Health Care (Cost $43,100,297)	61,743,324

	Industrials - 19.98%
	Building Products - 1.73%
264,600	Fortune Brands Home & Security Inc.	10,565,478

	Construction & Engineering - 1.91%
337,800	Quanta Services, Inc. (a)	11,681,124

	Electrical Equipment - 2.27%
100,157	Acuity Brands, Inc.	13,846,705

	Machinery - 3.72%
151,425	Chart Industries, Inc. (a)	12,528,905
124,025	Proto Labs, Inc. (a)	10,160,128
		22,689,033
	Professional Services - 4.05%
173,450	The Advisory Board Co. (a)	8,984,709
68,050	Towers Watson & Co. - Class A	7,092,852
144,475	Verisk Analytics, Inc - Class A (a)	8,671,390
		24,748,951
	Road & Rail - 4.24%
148,325	Genesee & Wyoming Inc. (a)	15,574,124
95,475	Kansas City Southern	10,264,517
		25,838,641
	Trading Companies & Distributors - 2.06%
131,800	MSC Industrial Direct Co., Inc.	12,605,352
	Total Industrials (Cost $95,323,678)	121,975,284

	Information Technology - 16.59%
	Electronic Equipment, Instruments & Components - 1.53%
289,275	National Instruments Corp.	9,369,617

	Internet Software & Services - 4.58%
268,350	Akamai Technologies, Inc. (a)	16,385,451
54,975	Equinix, Inc. (a)	11,549,698
		27,935,149
	Software - 9.02%
74,725	ANSYS, Inc. (a)	5,665,650
503,700	Fortinet Inc. (a)	12,657,981
89,675	MICROS Systems, Inc. (a)	6,088,933
408,875	RealPage, Inc. (a)	9,191,510
139,900	Red Hat, Inc. (a)	7,732,273
204,500	Solera Holdings Inc.	13,732,174
		55,068,521
	Technology Hardware, Storage & Peripherals - 1.46%
78,325	Stratasys Ltd. (a)(b)	8,900,070
	Total Information Technology (Cost $65,991,805)	101,273,357

	Materials - 1.88%
	Chemicals - 1.88%
161,025	FMC Corp.	11,463,370
	Total Materials (Cost $4,498,125)	11,463,370

	TOTAL COMMON STOCKS (Cost $409,283,620)	604,365,857

	SHORT TERM INVESTMENTS - 0.63%
	Investment Company - 0.63%
3,864,831	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	3,864,831
	Total Investment Company	3,864,831

	TOTAL SHORT TERM INVESTMENTS (Cost $3,864,831)	3,864,831

	Total Investments (Cost ($413,148,451) - 99.63%	608,230,688
	Other Assets in Excess of Liabilities - 0.37%	2,281,768
	TOTAL NET ASSETS - 100.00%	$610,512,456

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $33,591,268 (5.50% of net assets) at June 30, 2014.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$413,148,451
Gross unrealized appreciation	201,468,596
Gross unrealized depreciation	(6,386,359)
Net unrealized appreciation	$195,082,237

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.31%
	Consumer Discretionary - 18.61%
	Auto Components - 1.67%
2,090,514	Gentex Corp.	60,813,052

	Hotels, Restaurants & Leisure - 2.10%
1,570,525	Life Time Fitness, Inc. (a)	76,547,389

	Media - 1.65%
3,959,675	New York Times Co.	60,226,657

	Specialty Retail - 6.59%
868,975	Hibbett Sports Inc. (a)	47,072,376
657,149	Lumber Liquidators Holdgings, Inc. (a)	49,910,467
875,400	Restoration Hardware Holdings Inc. (a)	81,455,969
1,434,400	Vitamin Shoppe, Inc. (a)(d)	61,707,888
		240,146,700
	Textiles, Apparel & Luxury Goods - 6.59%
1,052,550	Deckers Outdoor Corp. (a)	90,866,642
1,063,637	Oxford Industries, Inc. (c)(d)	70,912,679
2,685,025	Tumi Holdings Inc. (a)	54,049,553
1,128,375	Vera Bradley, Inc. (a)	24,677,561
		240,506,435
	Total Consumer Discretionary (Cost $508,872,949)	678,240,233

	Consumer Staples - 3.15%
	Beverages - 1.96%
320,059	The Boston Beer Co, Inc. - Class A (a)	71,539,588

	Food & Staples Retailing - 1.19%
1,293,000	The Fresh Market, Inc. (a)	43,276,710
	Total Consumer Staples (Cost $118,046,282)	114,816,298

	Energy - 3.18%
	Energy Equipment & Services - 3.18%
751,650	CARBO Ceramics, Inc.	115,844,298
	Total Energy (Cost $62,144,905)	115,844,298

	Financials - 10.62%
	Capital Markets - 5.10%
1,592,375	Financial Engines Inc.	72,102,740
1,606,650	Stifel Financial Corp. (a)	76,074,877
3,060,975	WisdomTree Investments, Inc. (a)	37,833,651
		186,011,268
	Diversified Financial Services - 3.94%
1,675,281	MarketAxess Holdings, Inc. (c)	90,565,691
736,100	Morningstar, Inc. (c)	52,859,341
		143,425,032
	Real Estate Management & Development - 1.58%
1,136,725	FirstService Corp. (b)(c)	57,506,918
	Total Financials (Cost $170,938,824)	386,943,218

	Health Care - 13.93%
	Biotechnology - 0.39%
476,500	Sarepta Therapeutics, Inc. (a)	14,194,935

	Health Care Equipment & Supplies - 5.67%
2,127,600	Accuray Inc. (a)	18,722,880
2,639,907	Align Technology, Inc. (a)	147,940,388
1,009,300	Insulet Corp. (a)	40,038,931
		206,702,199
	Health Care Technology - 2.67%
436,775	athenahealth Inc. (a)	54,653,656
1,000,335	Medidata Solutions, Inc. (a)	42,824,341
		97,477,997
	Life Sciences Tools & Services - 3.50%
1,455,725	ICON PLC. (a) (b)	68,579,205
636,000	Techne Corp.	58,874,520
		127,453,725
	Pharmaceuticals - 1.70%
1,862,275	Akorn, Inc. (a)	61,920,644
	Total Health Care (Cost $241,208,283)	507,749,500

	Industrials - 19.08%
	Aerospace & Defense - 3.26%
2,905,625	Hexcel Corp. (a)	118,840,063

	Commercial Services & Supplies - 0.78%
961,347	Healthcare Servics Group, Inc.	28,302,056

	Electronic Equipment - 1.36%
1,036,850	Polypore International, Inc. (a)	49,488,851

	Machinery - 5.70%
1,145,175	Chart Industries, Inc. (a)	94,751,780
1,380,900	Proto Labs, Inc. (a)(d)	113,123,327
		207,875,107
	Professional Services - 7.18%
1,518,460	The Corporate Executive Board Co. (c)	103,589,340
601,800	Costar Group, Inc. (a)	95,186,706
1,302,175	WageWorks, Inc. (a)	62,777,857
		261,553,903
	Road & Rail - 0.80%
278,160	Genesee & Wyoming Inc. (a)	29,206,800
	Total Industrials (Cost $383,084,272)	695,266,780

	Information Technology - 28.74%
	Communications Equipment - 3.98%
4,033,658	ADTRAN, Inc. (d)	90,999,324
3,088,000	Aruba Networks Inc. (a)	54,101,760
		145,101,084
	Electronic Equipment, Instruments & Components - 1.12%
353,350	DTS, Inc. (a)	6,505,174
1,060,512	National Instruments Corp.	34,349,983
		40,855,157
	Internet Software & Services - 11.59%
1,996,950	Cornerstone OnDemand, Inc. (a)	91,899,639
2,490,350	DealerTrack Holdings Inc. (a)	112,912,468
722,690	Envestnet, Inc. (a)	35,353,995
3,398,450	Internap Network Services Corp. (a)(c)(d)	23,959,073
2,028,450	LogMeIn, Inc. (a)(c)(d)	94,566,339
2,179,595	Pandora Media Inc. (a)	64,298,052
		422,989,566
	IT Services - 2.08%
2,770,656	InterXion Holding NV (a)(b)(c)	75,860,561

	Semiconductors & Semiconductor Equipment - 1.07%
1,485,608	Semtech Corp. (a)	38,848,649

	Software - 5.91%
1,120,261	ACI Worldwide, Inc. (a)	62,544,172
1,200,475	BroadSoft Inc. (a)	31,680,535
2,552,700	RealPage, Inc. (a)	57,384,696
461,300	The Ultimate Software Group, Inc. (a)	63,737,821
		215,347,224
	Technology Hardware, Storage & Peripherals - 2.99%
960,350	Stratasys Ltd. (a)(b)	109,124,571
	Total Information Technology (Cost $686,401,818)	1,048,126,812

	TOTAL COMMON STOCKS (Cost $2,170,697,333)	3,546,987,139

	SHORT TERM INVESTMENTS - 2.60%
	Investment Company - 2.60%
94,606,792	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (e)	94,606,792
	Total Investment Company	94,606,792

	TOTAL SHORT TERM INVESTMENTS (Cost $94,606,792)	94,606,792

	Total Investments (Cost ($2,265,304,125) - 99.91%	3,641,593,931
	Other Assets in Excess of Liabilities - 0.09%	3,150,374
	TOTAL NET ASSETS - 100.00%	$3,644,744,305

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $311,071,255 (8.53% of net assets) at June 30, 2014.
(c)	Portion of this seecurity deemed illiquid. The total value of this portion amounted to $139,958,181 (3.84% of net assets) at June 30, 2014.
(d)	Affliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total values of these securities amounted to $455,268,630 (12.49% of net assets) at June 30, 2014.
(e)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$2,265,304,125
Gross unrealized appreciation	1,452,442,170
Gross unrealized depreciation	(76,152,364)
Net unrealized appreciation	$1,376,289,806

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of June 30, 2014, the Buffalo High Yield Fund held one fair valued security, with a market value of $0 or 0.00% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (NYSE).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at June 30, 2014

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various evels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2014. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	622,899,497	-	-	622,899,497
Short Term Investment	29,441,523	-	-	29,441,523
Total*	652,341,020	-	-	652,341,020

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	20,218,012	-	-	20,218,012
Short Term Investment	2,221,535	-	-	2,221,535
Total*	22,439,547	-	-	22,439,547

Buffalo Emerging Opportunies Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	391,731,724	-	-	391,731,724
Short Term Investment	6,325,053	-	-	6,325,053
Total*	398,056,777	-	-	398,056,777

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	861,776,513	-	-	861,776,513
REITS	18,700,150	-	-	18,700,150
Convertible Bonds	-	88,897,969	-	88,897,969
Corporate Bonds	-	210,463,528	-	210,463,528
Short Term Investments	345,453,864	-	-	345,453,864
Total*	1,225,930,527	299,361,497	-	1,525,292,024
Written Options	(1,360,013)	(18,415)	-	(1,378,428

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	596,039,842	-	-	596,039,842
Short Term Investment	27,602,491	-	-	27,602,491
Total*	623,642,333	-	-	623,642,333

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	14,208,582	-	-	14,208,582
Convertible Preferred Stocks	-	3,252,188	-	3,252,188
Preferred Stocks	-	2,522,500	-	2,522,500
Convertible Bonds	2,267,500	43,022,280	-	45,289,780
Corporate Bonds	-	163,383,883	-	163,383,883
Bank Loan	-	2,001,615	-	2,001,615
Short Term Investment	41,879,589	-	-	41,879,589
Total*	58,355,671	214,182,466	-	272,538,137

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	218,169,177		-	218,169,177
Preferred Stocks	825,792	-	-	825,792
Rights	-		74,572	74,572
Short Term Investment	18,073,698	-	-	18,073,698
Total*	237,068,667	-	74,572	237,143,239

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	32,211,622	-	-	32,211,622
Short Term Investment	651,532	-	-	651,532
Total*	32,863,154	-	-	32,863,154

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	604,365,857	-	-	604,365,857
Short Term Investment	3,864,831	-	-	3,864,831
Total*	608,230,688	-	-	608,230,688

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	3,546,987,139	-	-	3,546,987,139
Short Term Investment	94,606,792	-	-	94,606,792
Total*	3,641,593,931	-	-	3,641,593,931

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2014:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Level 3
Fair Value as of 3/31/2014**	$-
Fair Value as of 6/30/2014**	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date

$-

** Includes a security that was valued at $0 based on unobservable inputs as of March 31, 2014. There was no change in value in the investment(s) during the period ended June 30, 2014.

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2014:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Level 3
Fair Value as of 3/31/2014	$-
Total unrealized gain included in earnings	25,286
Purchases	49,286
Fair Value as of 6/30/2014	$74,572

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date

$25,286

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo International, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur. During the year, there were the following transfers between Levels 1 and Level 2 for the Buffalo High Yield Fund:

From
Fund	Level 2 into Level 1
Buffalo High Yield Fund*	$2,267,500

* Transfer out of Level 2 was due to one security being priced using the last available price and not a mean price.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Dividend Focus Fund and the Buffalo Flexible Income Fund are the only Funds that have maintained any positions in derivative instruments or engaged in hedging activities during the period ended June 30, 2014.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended June 30, 2014 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2014	10,086	447,629
Options written	5,799	230,798
Options terminated in closing transaction	-	-
Options exercised	(1,200)	(51,799)
Options expired	(2,037)	(100,353)
Outstanding, June 30, 2014	12,648	$526,275

The following is a summary of the location of derivative investments on the Buffalo Dividend Focus Fund and Buffalo Flexible Income Fund’s Statement of Assets and Liabilities as of June 30, 2014:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$1,378,428

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2014:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$100,354

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$(710,117)

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to  enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of June 30, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to Master Netting Agreements (MNA)

Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged/Received	Net Amount
Description
Written Options	$1,378,428	$-	$1,378,428	$1,378,428	$-	$-
	$1,378,428	$-	$1,378,428	$1,378,428	$-	$-

TRANSACTIONS WITH AFFILIATES*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of June 30, 2014 amounted to $455,268,630, representing and 12.49% of net assets. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at June 30, 2014 or was an affiliate during the period ended June 30, 2014 is as follows:

Buffalo Small Cap Fund

		DealerTrack	Internap Network		Oxford		Vitamin
	ADTRAN, Inc.	Holdings Inc. (1)	Services Corp.	LogMeIn, Inc.	Industries, Inc.	Proto Labs, Inc.	Shoppe, Inc.	Total

March 31, 2014
Balance
Shares	4,759,333	2,490,350	3,398,450	2,028,450	1,063,637	1,380,900	1,434,400	-
Cost	$98,692,325	$40,110,168	$47,327,405	$59,092,612	$29,899,197	$92,154,514	$68,832,621	$436,108,842

Gross Additions
Shares	-	-	-	-	-	-	-	-
Cost	$-	$-	$-	$-	$-	$-	$-	$-

Gross Deductions
Shares	725,675	-	-	-	-	-	-	$725,675
Cost	$20,262,540	$-	$-	$-	$-	$-	$-	$20,262,540

June 30, 2014
Balance
Shares	4,033,658	-	3,398,450	2,028,450	1,063,637	1,380,900	1,434,400	-
Cost	$78,429,785	$-	$47,327,405	$59,092,612	$29,899,197	$92,154,514	$68,832,621	$375,736,134

Realized gain (loss)	$(4,006,661)	$-	$-	$-	$-	$-	$-	$(4,006,661)

Investment income	$410,959	$-	$-	$-	$-	$-	$-	$410,959

* As a result of the Buffalo Small Cap Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

(1) Security no longer an affiliate due to an increase in the outstanding shares of issuing company

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date  08/15/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date  08/15/2014